Share-based Compensation - Schedule of share-based payment award stock options valuation assumptions (Detail) - Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility minimum		74.30%
Expected volatility maximum		95.00%
Expected volatility	96.30%
Expected dividends yield	0.00%	0.00%
Risk-free interest rate minimum		1.74%
Risk-free interest rate maximum		2.70%
Risk-free interest rate	3.42%
Expected term (in years)	6 years	6 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of underlying ordinary share (US$)	$ 4.94	$ 4.25
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of underlying ordinary share (US$)	$ 7.69	$ 13.02